Long-Term Investments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Jan. 31, 2024	Sep. 30, 2023	May 31, 2023
Long-Term Investments [Line Items]
Investments consideration	$ 1,479,400		$ 1,480,800
Incurred net loss	(2,477,900)	$ (866,800)
Equity loss	(1,400)
Investment in Quleduo [Member]
Long-Term Investments [Line Items]
Investments consideration				$ 1,500,000	$ 1,500,000	$ 1,500,000
Ownership percentage				25.00%	25.00%	25.00%
Incurred net loss	$ 5,600
MarsLand [Member]
Long-Term Investments [Line Items]
Ownership percentage	30.00%		30.00%
Investments
DaoMax [Member]
Long-Term Investments [Line Items]
Ownership percentage	7.60%		7.60%
Investments
Impairment provided against investment			$ 546,000